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                                                                  Lisa D. Zeises
                                                       direct dial: 215.981.4722
                                                           zeisesl@pepperlaw.com


August 30, 2010

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549


                    Re:     WT Mutual Fund
                        File Nos. 033-84762 and 811-08648
                        ---------------------------------


Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the "Act"), WT Mutual Fund (the "Trust") is hereby transmitting for filing Post-Effective Amendment No. 49 to the Trust's Registration Statement on Form N-1A (the "Amendment"). This Amendment is being filed in connection with the Trust's annual update of its Registration Statement and pursuant to the Staff's guidance in Release No. 33-8998 regarding enhanced disclosure and new prospectus delivery option for registered open-end management investment companies, which amended Form N-1A to include the summary prospectus. Pursuant to Rule 485(d)(2) of the Act, the Trust will file a subsequent amendment to the Trust's registration statement pursuant to Rule 485(b) in order to update the financial statements and financial highlights for each of the Trust's series as well as to make any other non-material changes.

If you have any questions regarding the Amendment, please contact the undersigned at 215.981.4722, Joseph V. Del Raso, Esq. at 215.981.4506 or John P. Falco, Esq. at 215.981.4659.

Very truly yours,

/s/ Lisa D. Zeises
------------------
Lisa D. Zeises


cc:    Mr. John Kelley
       Joseph V. Del Raso, Esq.
       John P. Falco, Esq.



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